Significant accounting policies	3 Months Ended
Jun. 30, 2018
Disclosure Significant Accounting Policies [Line Items]
Disclosure Of Summary Of Significant Accounting Policies Explanatory

Note 1 Basis of accounting

1.1 Basis of preparation

The consolidated financial statements (the Financial Statements) of UBS AG and its subsidiaries (together “UBS AG”) are prepared in accordance with International Financial Reporting Standards (IFRS), as issued by the International Accounting Standards Board (IASB), and are presented in Swiss francs (CHF), which is also the functional currency of UBS AG’s Head Office and its Swiss-based operations.[1] These interim Financial Statements are prepared in accordance with IAS 34, Interim Financial Reporting.

In preparing these interim Financial Statements, the same accounting policies and methods of computation have been applied as in the UBS AG consolidated annual Financial Statements for the period ended 31 December 2017, except for the changes described in this note, in Note 19 of this report and in “Note 1 Basis of accounting” in the “Consolidated financial statements” section of the first quarter 2018 report. These interim Financial Statements are unaudited and should be read in conjunction with UBS AG’s audited consolidated Financial Statements included in the Annual Report 2017. In the opinion of management, all necessary adjustments were made for a fair presentation of UBS AG’s financial position, results of operations and cash flows.

Preparation of these interim Financial Statements requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and disclosures of contingent assets and liabilities. These estimates and assumptions are based on the best available information. Actual results in the future could differ from such estimates and such differences may be material to the Financial Statements. Revisions to estimates, based on regular reviews, are recognized in the period in which they occur. For more information on areas of estimation uncertainty considered to require critical judgment, refer to “Note 1a) Significant accounting policies” in the “Consolidated financial statements” section of the Annual Report 2017 and in Note 19.1 of this report.

1.2 Adoption of IFRS 9 and IFRS 15 in the first quarter of 2018

IFRS 9, Financial instruments

As disclosed in the UBS AG first quarter 2018 report, effective 1 January 2018, UBS AG adopted IFRS 9, Financial Instruments, which replaces IAS 39, Financial Instruments: Recognition and Measurement and substantially changes accounting and financial reporting in three key areas: classification and measurement of financial assets, impairment and hedge accounting. In addition, UBS AG early adopted the Amendment to IFRS 9, Prepayment Features with Negative Compensation, issued in October 2017, which allows UBS AG to continue to apply amortized cost accounting to Swiss private mortgages and corporate loans that provide for two-way compensation if a prepayment occurs. UBS AG has retained hedge accounting under IAS 39 as permitted and early adopted the own credit requirements of IFRS 9 during the first quarter of 2016.

As permitted by the transitional provisions of IFRS 9, UBS AG elected not to restate comparative period information. Any effect on the carrying amounts of financial assets and liabilities at the date of transition to IFRS 9 was recognized as an adjustment to opening retained earnings. The adoption of IFRS 9 effective 1 January 2018 resulted in a reduction to IFRS consolidated equity as of 1 January 2018 of CHF 577 million. This effect is comprised of classification and measurement changes of CHF 351 million on a pre-tax basis and CHF 293 million net of tax, as well as effects from the implementation of impairment requirements based on an ECL methodology of CHF 348 million on a pre-tax basis and CHF 284 million net of tax.

UBS AG continues to test and refine the new accounting processes, internal controls and governance framework necessitated by the adoption of IFRS 9. Therefore, the estimation of ECL and related effects remain subject to change until finalization of the financial statements for the year ending 31 December 2018.

1 As explained in the Annual Report 2017 of UBS Group AG and UBS AG, in light of cumulative changes in UBS’s legal structure, business activities and evolving changes to its structural currency management strategy, it is anticipated that during the second half of 2018 the functional currency of UBS AG’s Head Office in Switzerland may change from Swiss francs to US dollars, and the functional currency of UBS AG’s London Branch operations may change from British pounds to US dollars, where such changes would be made on a prospective basis. If such changes occur, we expect that management would change the presentation currency of UBS AG’s consolidated financial statements from Swiss francs to US dollars to align to the change in functional currency, with prior periods restated.

The updated accounting policies for classification and measurement of financial instruments and impairment of financial assets as applied from 1 January 2018 are presented in Note 19.1 of this report and the detailed effects of the adoption of IFRS 9 on 1 January 2018 are presented in Note 19.2.

  Refer to the 31 March 2018 Pillar 3 report – UBS Group and significant regulated subsidiaries and sub-groups under “Pillar 3 disclosures” at www.ubs.com/investors for more information on the effect of the IFRS 9 transition on UBS’s capital adequacy

IFRS 15, Revenue from Contracts with Customers

As disclosed in the UBS AG first quarter 2018 report, effective from 1 January 2018, UBS AG adopted IFRS 15, Revenue from Contracts with Customers, which replaces IAS 18, Revenue and establishes principles for revenue recognition that apply to all contracts with customers except those relating to financial instruments, leases and insurance contracts and requires an entity to recognize revenue as performance obligations are satisfied.

The adoption of IFRS 15 resulted in changes to UBS AG’s accounting policies applicable from 1 January 2018. Accounting policies set out in Note 1.3.2 in the “Consolidated financial statements” section of the first quarter 2018 report replace item 4 of Note 1a) in the UBS AG consolidated annual Financial Statements for the year ended 31 December 2017. The primary changes stem from IFRS 15 requirements that fee and commission income is measured based on consideration specified in a legally enforceable contract and variable consideration that is contingent on an uncertain event can only be recognized to the extent that it is highly probable that a significant reversal will not occur. UBS AG does not consider the highly probable criteria to be met where the contingency is beyond the control of UBS AG.

As permitted by the transitional provisions of IFRS 15, UBS AG elected not to restate comparative figures. Instead, the cumulative effect of initially applying the standard was recognized as an adjustment to the opening balance of retained earnings. A transition adjustment of CHF 27 million on a pre-tax basis and CHF 24 million net of tax was posted to retained earnings to reverse income recognized prior to 1 January 2018 under IAS 18 that must be deferred under IFRS 15 either due to the variable consideration constraint (asset management performance fees of CHF 16 million) or because UBS AG does not have an enforceable right to a specified amount of consideration (commission-sharing agreements for research services of CHF 11 million).

IFRS 15 also resulted in changes to presentation. Fee and commission income and expenses are presented gross rather than net on the face of the income statement when UBS AG is considered principal to the contract with a customer. In turn, fees and expenses can only be presented net when UBS AG is considered to be an agent.

  Refer to Note 3 for more information

1.3 New accounting standards and changes in accounting policies effective second quarter 2018

IFRS Interpretations Committee, Payments relating to taxes other than income tax

During the second quarter of 2018, UBS AG refined its treatment of prepayments or overpayments in relation to uncertain tax positions outside of the scope of IAS 12, Income Taxes, following the IFRS Interpretation Committee’s discussion on Payments relating to taxes other than income tax. More specifically, prepayments for uncertain tax positions that have not yet given rise to a liability are recognized as assets because UBS AG will either receive a cash rebate or a benefit through the extinguishment of a future liability. Adoption of the change did not have a material effect on UBS AG’s financial statements.